ORGANIZATION AND NATURE OF OPERATIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Spetner Associates Inc [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
ORGANIZATION AND NATURE OF OPERATIONS

NOTE 1 – ORGANIZATION AND NATURE OF OPERATIONS

Spetner Associates, Inc. (“Spetner”) is a Missouri corporation that was originally incorporated in the state of Missouri on November 8, 1991. NRoll, LLC (“NRoll”) and Benefits Counselors, LLC (“Benefits Counselors”) are subsidiaries of Spetner. Prior ro January1,2024 all three companies operate jointly through shared management and shared operations. Spetner, NRoll, and Benefits Counselors also related through common ownership and are collectively referred to as the “Company”.

Spetner, NRoll and Benefits Counselors are benefit enrollment companies that assist businesses to access insurance products and the voluntary benefits marketplace for their employees.

NOTE 1 – ORGANIZATION AND NATURE OF OPERATIONS

Spetner Associates, Inc. (“Spetner”) is a Missouri corporation that was originally incorporated in the state of Missouri on November 8, 1991. NRoll, LLC (“NRoll”) and Benefits Counselors, LLC (“Benefits Counselors”) are affiliates of Spetner, and all three companies operate jointly through shared management and shared operations. Spetner, NRoll, and Benefits Counselors also related through common ownership and are collectively referred to as the “Company”.

On January 1, 2024, the members of NRoll and Benefits Counselors assigned their respective membership interests to Spetner. The combination was accounted for as a common control transaction. Accordingly, the assets and liabilities of NRoll and Benefits Counselors were consolidated in the consolidated financial statements of Spetner. The consolidated financial statements have been retrospectively adjusted to include the results of NRoll and Benefits Counselors as if the combination occurred at the beginning of the earliest period presented. (See Note 6 Equity)

Spetner, NRoll and Benefits Counselors are benefit enrollment companies that assist businesses access insurance products and the voluntary benefits marketplace for their employees.